Short-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2023
Short-term Bank Loans
Schedule of Short-term bank loans
	December 31,	December 31,
	2023	2022
Loan payable to Bank of China Lishui Branch	$2,264,812	$2,331,591
Loan payable to Shanghai Pudong Development (“SPD”) Bank Lishui Branch	-	1,305,000
Total	$2,264,812	$3,636,591